Condensed Financial Information of Registrant Prudential plc - Statements of Cash Flows (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operations
Taxes received	[1]	£ (625)	£ (915)	£ (950)
Financing
Issues of ordinary share capital		17	21	13
Net cash flows from financing activities		(544)	(1,702)	(371)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit (loss) before tax	[2],[3]	3,309	3,970	3,212
Prudential plc
Operations
Net cash inflow from operating activities before interest and tax		1,399	1,534	1,621
Interest paid		(402)	(409)	(339)
Taxes received		97	121	105
Equity dividends paid		(1,244)	(1,159)	(1,267)
Net cash inflow before financing		(150)	87	120
Financing
Issues of ordinary share capital		17	21	13
Issue of borrowings		1,597	565	1,227
Repayments of borrowings		(1,034)	(751)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program		(14)	(567)	(255)
Investment in subsidiary undertakings		(88)
Movement in net amount owed by subsidiary undertakings		(449)	764	(1,185)
Net cash flows from financing activities		29	32	(200)
Net cash inflow (outflow) for the year		(121)	119	(80)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit (loss) before tax		940	1,116	725
Add back: interest charged		418	424	371
Adjustments for non-cash items:
Fair value adjustments on derivatives		(21)	(4)	122
Pension scheme		21	11	6
Foreign currency exchange and other movements		19	(27)	404
Decrease (increase) in debtors			6	(8)
Increase (decrease) in creditors		22	8	1
Net cash inflow from operating activities		£ 1,399	£ 1,534	£ 1,621

[1]	Tax paid includes £134 million (2017: £298 million; 2016: £226 million) paid on profits taxable at policyholder rather than shareholder rates.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[3]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.